Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events
Subsequent Events
12.
Subsequent Events

Subsequent to June 30, 2026, the Company undertook the following significant events:

ATM Share Issuances

The Company issued 107,631 common shares at an average price of $2.78 per share, under the Current ATM Program, providing gross and net proceeds of $0.3 million and $0.3 million, respectively.